Net cash and cash equivalents - Credit quality of cash and cash equivalents by external credit ratings (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R 383,443	R 308,258	R 375,782
Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	383,443	308,258	375,782
AA | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	138,700	110,854	197,873
A | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	98,339	82,738	78,605
BBB | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	38,383	33,962	99,304
BB | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	98,027	R 80,704	R 0
B | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R 9,994